Interest bearing debt	9 Months Ended
Sep. 30, 2026
Interest bearing debt [Abstract]
Interest bearing debt
Note 4 – Interest bearing debt
As of September 30, 2026, DHT had interest bearing debt totaling $498.7 million.
Scheduled debt repayments

$ in thousands	Interest rate	Maturity	Q4 2026	2027	2028	Thereafter	Total
Credit Agricole Credit Facility	SOFR + 2.05%	2028	625	2,500	25,000	-	28,125
ING Credit Facility [1]	SOFR + 1.90%	2029	5,625	22,500	22,500	5,625	56,250
ING Credit Facility	SOFR + 1.80%	2029	750	3,000	3,000	29,250	36,000
DHT Jaguar - Nordea Reducing Revolving Credit Facility	SOFR + 1.75%	2031	710	2,840	2,840	20,060	26,450
DHT Nokota - Nordea Reducing Revolving Credit Facility	SOFR + 1.50%	2032	1,231	4,923	4,923	48,000	59,077
ING and Nordea Export Facility	SOFR + 1.32%	2038	3,855	15,420	15,420	267,923	302,618
Nordea Reducing Revolving Credit Facility [2]	SOFR + 1.35%	2033	-	-	-	-	-
Total			12,796	51,183	73,683	370,858	508,519
Unamortized upfront fees bank loans							(9,803)
Total interest bearing debt							498,716

[1] $157.5 mill. undrawn as of September 30, 2026
[2] $243.2 mill. undrawn as of September 30, 2026

Credit Agricole Credit Facility
The credit facility is repayable in quarterly installments of $0.6 million with final payment of $22.5 million in addition to the last installment in December 2028.

ING Credit Facility
In January 2023, the Company entered into a new $405 million secured credit facility, including a $100 million uncommitted incremental facility, with ING, Nordea, ABN AMRO, Credit Agricole, Danish Ship Finance and SEB, as lenders, ten wholly owned special-purpose vessel-owning subsidiaries as borrowers, and DHT Holdings, Inc., as guarantor. Borrowings bear interest at a rate equal to SOFR plus a margin of 1.90% and are repayable in quarterly installments of $5.6 million with maturity in January 2029.

In the first quarter of 2025, the Company prepaid $42.4 million under the revolving credit facility and drew down $10 million for corporate purposes. In the second quarter of 2025, the Company prepaid $25.0 million under the revolving credit facility and drew down $10 million and $15 million, respectively, for corporate purposes. In December 2025, the Company drew $50 million under the revolving credit facility. In January 2026, the Company prepaid $5.6 million of the outstanding balance in connection with the sale of DHT China. In the first quarter of 2026, the Company drew $90 million and prepaid a total of $225 million in connection with the delivery of the three newbuildings.

In September 2023, the Company entered into a $45 million senior secured credit facility under the incremental facility, with ING, Nordea, ABN AMRO, Danish Ship Finance and SEB, as lenders, one wholly owned special-purpose vessel-owning subsidiary as borrower, and DHT Holdings, Inc., as guarantor. Borrowings bear interest at a rate equal to SOFR plus a margin of 1.80% and are repayable in quarterly installments of $0.75 million with maturity in January 2029.

Nordea Credit Facility
In the third quarter of 2025, the Company voluntarily prepaid $22.1 million under the Nordea Credit Facility, covering all scheduled installments for Q4 2025 and the entirety of 2026. In the fourth quarter of 2025, the Company drew $120 million under the revolving credit facility and repaid $64 million in connection with the new facility for DHT Nokota. During the second quarter of 2026, the Company repaid all remaining outstanding under the Nordea Credit Facility in connection with the establishment of the Company’s new $250.0 million Nordea Reducing Revolving Credit Facility. Following the repayment, the Nordea Credit Facility was terminated and as of September 30, 2026, no amounts were outstanding under the facility.

DHT Jaguar – Nordea Reducing Revolving Credit Facility
In April 2025, the Company entered into a $30 million reducing revolving credit facility agreement with Nordea as lender, DHT Jaguar Limited as borrower and DHT Holdings, Inc., as guarantor. The credit facility is repayable or reduced in quarterly installments of $0.7 million with a final payment of $13.7 million in April 2031. The credit facility bears an interest rate equal to SOFR plus a margin of 1.75%.

DHT Nokota – Nordea Reducing Revolving Credit Facility
In September 2025, the Company entered into a $64 million reducing revolving credit facility agreement with Nordea as lender, DHT Nokota, Inc. as borrower and DHT Holdings, Inc., as guarantor. The facility was drawn on November 21, 2025, and is repayable or reduced in quarterly installments of $1.2 million with a final payment of $30.8 million in September 2032. The credit facility bears interest at a rate equal to SOFR plus a margin of 1.50%.

ING and Nordea – Export Facility
In July 2025, the Company entered into a $308.4 million senior secured credit facility for the post-delivery financing of the Company’s four newbuildings with DHT Antelope, Inc., DHT Addax, Inc., DHT Gazelle, Inc., and DHT Impala, Inc. as borrowers and DHT Holdings, Inc., as guarantor (the “ING and Nordea Export Facility”). The facility was co-arranged by ING and Nordea, with ING acting as Coordinator, Facility Agent, Security Agent and ECA Agent.

Each tranche under the facility becomes repayable in 48 equal quarterly installments, commencing three months after its respective utilization date. The facility is repayable in quarterly installments of $3.9 million, with a final balloon payment of $127.2 million due in 2038. The facility bears interest at a rate equal to SOFR plus a weighted average margin of 1.32%, and each tranche matures 12 years from the respective vessel’s delivery date.

As of September 30, 2026, all four newbuildings were delivered, and the Company drew $77.1 million under the facility in connection with the delivery of each vessel.

Nordea Reducing Revolving Credit Facility
In June 2026, the Company entered into a $250.0 million reducing revolving credit facility, including a $250 million uncommitted incremental facility, with Nordea, ING, DNB, ABN AMRO, Credit Agricole, Danish Ship Finance and SEB, as lenders, six wholly owned special-purpose vessel-owning subsidiaries as borrowers, and DHT Holdings, Inc., as guarantor. Borrowings bear interest at a rate equal to SOFR plus a margin of 1.35%. The facility amortizes through scheduled quarterly reductions, with total commitment reducing from $250.0 million at inception to approximately $79.0 million by maturity in June 2033. Quarterly reductions are $6.8 million through the second quarter of 2028, followed by lower scheduled reductions thereafter, with a final reduction of $3.5 million at maturity. As of September 30, 2026, the Company had not drawn any amounts under the facility.

Interest rate swaps
Derivatives are classified and measured at fair value in the statement of financial position. Fair value measurement is based on Level 2 in the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. Such measurement is based on techniques for which all inputs that have a significant effect on the recorded fair value are observable. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

As of September 30, 2026, the Company had eight amortizing interest rate swaps totaling $185.0 million with maturity in the fourth quarter of 2028. The average fixed interest rate is 3.32%. As of September 30, 2026, the fair value of the derivative financial assets related to the swaps amounted to $4.4 million.

Derivative financial assets

		Notional amount	Current assets	Non-current assets	Fair value
$ in thousands	Expires	Q3 2026	Q3 2026	Q3 2026	Q3 2026
Swap pays 3.2840%, receive floating	Dec. 8, 2028	16,250	174	208	382
Swap pays 3.2840%, receive floating	Dec. 8, 2028	16,250	174	208	382
Swap pays 3.3200%, receive floating	Dec. 8, 2028	6,250	43	52	95
Swap pays 3.2790%, receive floating	Dec. 8, 2028	21,250	240	286	526
Swap pays 3.3110%, receive floating	Oct. 30, 2028	26,450	295	320	616
Swap pays 3.3536%, receive floating	Dec. 8, 2028	31,250	348	415	764
Swap pays 3.3536%, receive floating	Dec. 8, 2028	31,250	348	415	764
Swap pays 3.3536%, receive floating	Dec. 8, 2028	36,000	400	476	876
Total carrying amount		184,950	2,024	2,380	4,404

Covenant compliance
The Company’s financial covenants as of September 30, 2026, are summarized as follows:
(Applicable to all credit facilities)

Covenants	Requirement
Charter free market value of vessels that secure facility must be no less than	135% of borrowings
Value adjusted* tangible net worth	$300 million and 25% of value adjusted total assets
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.

*Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution).

Facility	Vessels Pledged as Security
Credit Agricole Credit Facility	1 VLCC
ING Credit Facility	10 VLCCs
Nordea Reducing Revolving Credit Facility	6 VLCCs
DHT Jaguar - Nordea Reducing Revolving Credit Facility	1 VLCC
DHT Nokota - Nordea Reducing Revolving Credit Facility	1 VLCC
ING and Nordea - Export Facility	4 VLCCs

As of September 30, 2026, the Company was in compliance with its financial covenants, with significant headroom.